15. Gain (Loss) on Extinguishment of Debt (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Gain (loss) on extinguishment of debt	$ 333,823	$ 1,051,734
Notes payable [Member] | Settlement Agreements - With Common Stock [Member]
Gain (loss) on extinguishment of debt	0	(33,594)
Notes payable [Member] | Settlement Agreements - Without Common Stock [Member]
Gain (loss) on extinguishment of debt	35,403	952,400
Notes payable [Member] | Write-Off Notes Payable [Member]
Gain (loss) on extinguishment of debt	20,000	0
Accounts payable and accrued expenses [Member] | Settlement Agreements - With Common Stock [Member]
Gain (loss) on extinguishment of debt	2,089	142,876
Accounts payable and accrued expenses [Member] | Settlement Agreements - Without Common Stock [Member]
Gain (loss) on extinguishment of debt	105,012	0
Accounts payable and accrued expenses [Member] | Write-off accuonts payable and accrued expenses [Member]
Gain (loss) on extinguishment of debt	102,319	0
Past due Federal payroll taxes [Member]
Gain (loss) on extinguishment of debt	54,000	0
Forgiveness of advances from related parties [Member]
Gain (loss) on extinguishment of debt	15,000	0
Assignment of Asher Note [Member]
Gain (loss) on extinguishment of debt	$ 0	$ (9,948)